SEC File No. 33-36962, 497(e)


                        MAINSTAY INSTITUTIONAL FUNDS INC.
                               Asset Manager Fund
                                Value Equity Fund

                       Supplement dated December 20, 1999
                       to the Prospectus dated May 1, 1999


     The Asset Manager Fund's first principal investment strategy on page 4 of the prospectus is hereby deleted and replaced by the following:

     o 30% to 80% of net assets in common stocks as follows:

          i. 15% to 80% of net assets in common stocks selected to parallel the performance of the S&P 500 Composite Stock Price Index (the "S&P 500 Index")

         ii. 0% to 10% of net assets in common stocks selected to parallel the performance of the S&P MidCap 400 Index

        iii. 0% to 5% of net assets in common stocks selected to parallel the performance of the S&P SmallCap 600 Index

         iv. 0% to 5% of net assets in equity securities selected to parallel the performance of the Morgan Stanley REIT Index (a measure of real estate equity performance)

     At least 30% of the Fund's net assets will be invested in U.S. equity securities.

     "S&P  500(R),"  "S&P  MidCap  400  Index,"  "S&P  SmallCap  600 Index" and
      "S&P(R)" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Monitor Capital Advisors LLC. Standard & Poor's does not sponsor, endorse, sell or promote the Fund or represent the advisability of investing in the Fund. Each S&P Index is an unmanaged index and is considered generally representative of a different capitalization segment of the U.S. stock market.

     The following is hereby added to the Asset Manager Fund's principal risks on page 5 of the prospectus:

     Historically, mid- and small-cap stocks, such as those in the S&P MidCap 400 Index and the S&P SmallCap 600 Index, have been more volatile than, and at times have performed quite differently from, stocks in the S&P 500 Index.

     Mr. Denis P. Laplaige is no longer a portfolio manager of the Value Equity Fund. Mr. Laplaige's biography, which appears on page 66 of the prospectus is hereby deleted.